TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 7,103	$ 7,833
Payroll taxes	688	519
Employee related social insurance	344	170
Accruals and other liabilities	8,850	8,133
Deferred income	4,445	292
Government COVID-19 loans (Note 4)	2,905
Total trade and other payables	$ 24,335	$ 16,947